COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 16, 2024	Aug. 05, 2024
COMMITMENTS AND CONTINGENCIES
Amount payable under advisory agreement	$ 1.5
Share price payable under advisory agreement	$ 2.5
Accrued expenses	$ 0.3
Ownership percentage of company's common stock	10.00%
Acquired Interests		$ 0.5
Contingent consideration		$ 0.6